Financial Instruments and Financial Risk Management - Summary of Exchange Rates Applied (Details) - Currency Risk - United States of America, Dollars - Rate		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Average USD for the year ended	1.2957	1.3415	1.3269
Closing USD as at	1.3642	1.2725	1.2988